UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                            FIRST QUARTER REPORT (A)
                               DECEMBER 31, 2007






TO OUR SHAREHOLDERS,

      During the quarter ended December 31, 2007, The Gabelli Small Cap Growth Fund (the "Fund") declined (2.64)%, while the Russell 2000 Index and the Value Line Composite Index were down (4.58)% and (5.06)%, respectively.

      Enclosed is the investment portfolio as of December 31, 2007.




COMPARATIVE RESULTS
--------------------------------------------------------------------------------
             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)(B)
             -------------------------------------------------------

                                                                                                              Since
                                                     Six                                                    Inception
                                         Quarter   Months   1 Year    3 Year   5 Year   10 Year   15 Year  (10/22/91)
                                         -------   ------   ------    ------   ------   -------   -------  ----------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA  ......................... (2.64)%   (3.42)%   7.26%    10.62%   17.77%    11.05%    13.29%     15.00%
  Russell 2000 Index.................... (4.58)    (7.53)   (1.57)     6.80    16.25      7.08     10.10      10.83
  Value Line Composite Index............ (5.06)    (7.65)    1.30      7.77    16.78      9.86     12.45      12.87
  Class A............................... (2.64)    (3.42)    7.26     10.61    17.77     11.05     13.29      15.00
                                         (8.23)(c) (8.98)(c) 1.09(c)   8.45(c) 16.39(c)  10.40(c)  12.85(c)   14.58(c)
  Class B............................... (2.81)    (3.79)    6.45      9.80    17.08     10.73     13.07      14.79
                                         (7.67)(d) (8.60)(d) 1.45(d)   8.96(d) 16.87(d)  10.73     13.07      14.79
  Class C............................... (2.84)    (3.79)    6.42      9.80    17.07     10.72     13.07      14.79
                                         (3.81)(e) (4.76)(e) 5.42(e)   9.80    17.07     10.72     13.07      14.79

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.45%, 1.45%, 2.20%, AND 2.20%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS -- 83.3%
              AEROSPACE -- 0.2%
     140,000  Herley Industries Inc.+.............. $    1,925,000
       3,000  Innovative Solutions & Support Inc.+          29,070
                                                    --------------
                                                         1,954,070
                                                    --------------
              AGRICULTURE -- 0.3%
       1,200  Cadiz Inc.+..........................         25,200
      27,000  The Mosaic Co.+......................      2,547,180
                                                    --------------
                                                         2,572,380
                                                    --------------
              AUTOMOTIVE -- 0.0%
       6,000  Oshkosh Truck Corp...................        283,560
                                                    --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
       3,816  Aftermarket Technology Corp.+........        104,024
       1,000  BERU AG..............................        109,800
     150,000  BorgWarner Inc.......................      7,261,500
       4,000  China Automotive Systems Inc.+.......         31,080
     200,000  Dana Corp.+..........................          4,800
     240,900  Earl Scheib Inc.+ (a)................        843,150
      60,000  Federal-Mogul Corp.+.................         27,000
      42,600  Lear Corp.+..........................      1,178,316
     270,000  Midas Inc.+..........................      3,958,200
     220,000  Modine Manufacturing Co..............      3,632,200
      11,812  Monro Muffler Brake Inc..............        230,216
     180,000  Proliance International Inc.+........        324,000
       2,000  Puradyn Filter Technologies Inc.+ ...            800
      60,000  SORL Auto Parts Inc.+................        439,200
      75,375  Spartan Motors Inc...................        575,865
     230,000  Standard Motor Products Inc..........      1,876,800
      27,000  Strattec Security Corp...............      1,118,610
      30,000  Superior Industries International Inc.       545,100
      20,000  Tenneco Inc.+........................        521,400
     220,000  The Pep Boys - Manny, Moe & Jack.....      2,525,600
      27,000  Thor Industries Inc..................      1,026,270
       2,000  Wonder Auto Technology Inc.+.........         22,140
                                                    --------------
                                                        26,356,071
                                                    --------------
              AVIATION: PARTS AND SERVICES -- 3.6%
      25,000  AAR Corp.+...........................        950,750
      10,000  Astronics Corp.+.....................        425,000
      14,000  Barnes Group Inc.....................        467,460
     122,000  Curtiss-Wright Corp..................      6,124,400
       7,500  Ducommun Inc.+.......................        285,000
      30,000  Embraer-Empresa Brasileira de
                Aeronautica SA, ADR ...............      1,367,700
      24,000  Gamesa Corp. Tecnologica SA..........      1,122,154
     280,000  GenCorp Inc.+........................      3,264,800
     450,000  Kaman Corp...........................     16,564,500
      86,000  Moog Inc., Cl. A+....................      3,939,660
     479,000  The Fairchild Corp., Cl. A+..........      1,245,400
      33,500  Woodward Governor Co.................      2,276,325
                                                    --------------
                                                        38,033,149
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              BROADCASTING -- 1.2%
     126,000  Acme Communications Inc.............. $      343,980
      70,000  Beasley Broadcast Group Inc., Cl. A          364,000
       2,000  Cogeco Inc...........................         80,045
     295,000  Crown Media Holdings Inc., Cl. A+....      1,917,500
       3,333  CTN Media Group Inc.+ (b)............              3
       2,000  Global Traffic Network Inc.+.........         13,040
       2,433  Granite Broadcasting Corp.+..........         60,825
     420,000  Gray Television Inc..................      3,368,400
      35,000  Gray Television Inc., Cl. A..........        297,500
      48,000  Hearst-Argyle Television Inc.........      1,061,280
     100,000  Ideation Acquisition Corp.+..........        785,000
         250  Liberty Media Corp. - Capital, Cl. A+         29,122
      20,000  Nexstar Broadcasting Group Inc.,
                Cl. A+ ............................        182,800
     130,000  Salem Communications Corp., Cl. A. ..        856,700
     200,000  Sinclair Broadcast Group Inc., Cl. A       1,642,000
     200,000  Sirius Satellite Radio Inc.+.........        606,000
      50,000  Spanish Broadcasting System Inc.,
                Cl. A+ ............................         92,500
      35,000  XM Satellite Radio Holdings Inc.,
               Cl. A+ .............................        428,400
     329,500  Young Broadcasting Inc., Cl. A+......        345,975
                                                    --------------
                                                        12,475,070
                                                    --------------
              BUILDING AND CONSTRUCTION -- 0.1%
      25,000  Huttig Building Products Inc.+.......         87,250
      25,000  Insituform Technologies Inc., Cl. A+         370,000
       9,000  The Genlyte Group Inc.+..............        856,800
       1,000  Universal Forest Products Inc........         29,460
           1  Vulcan Materials Co..................             39
                                                    --------------
                                                         1,343,549
                                                    --------------
              BUSINESS SERVICES -- 2.4%
       5,000  ACCO Brands Corp.+...................         80,200
     240,000  AMICAS Inc.+.........................        638,400
       6,000  BB Holdings Ltd.+....................         28,650
       5,000  BrandPartners Group Inc.+............            363
       2,400  Carlisle Group Ltd.+.................          6,044
       4,500  Cockleshell Ltd.+....................          5,733
       2,500  comScore Inc.+.......................         81,575
     400,000  Edgewater Technology Inc.+...........      2,920,000
      25,000  Getty Images Inc.+...................        725,000
      34,700  GP Strategies Corp.+.................        369,555
      22,589  GSE Systems Inc.+....................        231,311
         500  GSI Commerce Inc.+...................          9,750
     100,000  Industrial Distribution Group Inc.+..      1,145,000
      60,000  Interactive Data Corp................      1,980,600
     227,200  Intermec Inc.+.......................      4,614,432
      15,000  Interpublic Group of Companies Inc.+         121,650
      13,000  Landauer Inc.........................        674,050
       4,000  MDC Partners Inc., Cl. A+............         38,960
     166,000  Nashua Corp.+........................      1,928,920
      18,000  R. H. Donnelley Corp.+...............        656,640
         600  Shellshock Ltd.+.....................            758

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      68,000  Sohgo Security Services Co. Ltd...... $    1,072,515
      12,500  SP Acquisition Holdings Inc.+........        127,500
      18,000  Stamps.com Inc.+.....................        219,240
       5,000  StarTek Inc.+........................         46,550
      80,000  The Brink's Co.......................      4,779,200
     170,265  Trans-Lux Corp.+ (a).................      1,089,696
      72,000  ValueClick Inc.+.....................      1,576,800
                                                    --------------
                                                        25,169,092
                                                    --------------
              CABLE -- 1.7%
     230,000  Adelphia Communications Corp.,
                Cl. A+ (b) ........................              0
     230,000  Adelphia Communications Corp.,
                Cl. A, Escrow+ (b) ................              0
     230,000  Adelphia Recovery Trust+ (b).........              0
     500,000  Cablevision Systems Corp., Cl. A+....     12,250,000
       9,329  Liberty Global Inc., Cl. A+..........        365,604
       9,329  Liberty Global Inc., Cl. C+..........        341,348
     300,000  Lin TV Corp., Cl. A+.................      3,651,000
       4,000  Outdoor Channel Holdings Inc.+.......         27,600
      30,000  The DIRECTV Group Inc.+..............        693,600
                                                    --------------
                                                        17,329,152
                                                    --------------
              CLOSED-END FUNDS -- 0.6%
      86,000  The Central Europe and Russia
                Fund Inc. .........................      4,989,720
      36,700  The European Equity Fund Inc.........        455,080
      54,000  The New Germany Fund Inc.............        943,920
      11,000  The Spain Fund Inc...................        154,000
                                                    --------------
                                                         6,542,720
                                                    --------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     150,000  Communications Systems Inc...........      1,783,500
     260,900  Sycamore Networks Inc.+..............      1,001,856
     258,000  Thomas & Betts Corp.+................     12,652,320
                                                    --------------
                                                        15,437,676
                                                    --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.2%
       1,000  Audible Inc.+........................          8,920
      73,000  Borland Software Corp.+..............        219,730
      90,000  FalconStor Software Inc.+............      1,013,400
     290,000  Furmanite Corp.+.....................      3,422,000
      59,509  Global Sources Ltd.+.................      1,679,341
      50,000  Jupitermedia Corp.+..................        191,000
       5,000  Limelight Networks Inc.+.............         34,450
      20,187  MKS Instruments Inc.+................        386,379
      22,000  NAVTEQ Corp.+........................      1,663,200
      65,000  OpenTV Corp., Cl. A+.................         85,800
       6,000  Phoenix Technologies Ltd.+...........         77,280
     215,000  Stamford Industrial Group Inc.+......        268,750
     800,000  StorageNetworks Inc., Escrow+ (b)....         24,000
     292,000  Tyler Technologies Inc.+.............      3,763,880
                                                    --------------
                                                        12,838,130
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              CONSUMER PRODUCTS -- 1.7%
      30,000  1-800-FLOWERS.COM Inc., Cl. A+....... $      261,900
      27,000  Adams Golf Inc.+.....................         60,750
       5,250  Alberto-Culver Co....................        128,835
      16,000  Ashworth Inc.+.......................         45,600
      33,500  Chofu Seisakusho Co. Ltd.............        523,274
      37,500  Church & Dwight Co. Inc..............      2,027,625
      50,000  Coachmen Industries Inc..............        297,500
       6,000  Elizabeth Arden Inc.+................        122,100
      50,771  Escada AG+...........................      1,412,594
       2,000  Harley-Davidson Inc..................         93,420
     200,000  Hartmarx Corp.+......................        682,000
      95,000  Lenox Group Inc.+....................        250,800
       5,000  Levcor International Inc.+...........          1,500
     291,000  Marine Products Corp.................      2,039,910
      32,000  National Presto Industries Inc.......      1,685,120
      84,200  Revlon Inc., Cl. A+..................         99,356
      75,250  Sally Beauty Holdings Inc.+..........        681,013
     699,100  Schiff Nutrition International Inc...      4,012,834
      80,000  Spectrum Brands Inc.+................        426,400
       5,500  Steven Madden Ltd.+..................        110,000
      14,000  Stewart Enterprises Inc., Cl. A......        124,600
      87,425  Syratech Corp.+......................            874
       4,000  The Scotts Miracle-Gro Co., Cl. A....        149,680
      17,000  WD-40 Co.............................        645,490
      73,000  Wolverine World Wide Inc.............      1,789,960
                                                    --------------
                                                        17,673,135
                                                    --------------
              CONSUMER SERVICES -- 0.9%
      34,000  Bowlin Travel Centers Inc.+..........         62,900
       2,500  Collectors Universe Inc..............         30,850
      10,000  eLong Inc., ADR+.....................         83,000
       2,000  Expedia Inc.+........................         63,240
      40,000  IAC/InterActiveCorp+.................      1,076,800
      50,000  Martha Stewart Living Omnimedia
                Inc., Cl. A+ ......................        463,500
      20,000  Response USA Inc.+...................             20
     400,500  Rollins Inc..........................      7,689,600
      10,000  TiVo Inc.+...........................         83,400
                                                    --------------
                                                         9,553,310
                                                    --------------
              DIVERSIFIED INDUSTRIAL -- 7.8%
      42,000  Acuity Brands Inc....................      1,890,000
       2,000  Albany International Corp., Cl. A....         74,200
     103,100  Ampco-Pittsburgh Corp................      3,931,203
       6,000  Anixter International Inc.+..........        373,620
     290,000  Baldor Electric Co...................      9,761,400
     151,000  Crane Co.............................      6,477,900
     100,000  Delta plc............................        220,957
       3,000  ESCO Technologies Inc.+..............        119,820
         803  Foster Wheeler Ltd.+.................        124,481
      12,000  Gardner Denver Inc.+.................        396,000
     215,000  Greif Inc., Cl. A....................     14,054,550

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
      26,000  Greif Inc., Cl. B.................... $    1,590,940
     175,000  Griffon Corp.+.......................      2,178,750
      36,600  Hawk Corp., Cl. A+...................        659,532
      10,000  Insteel Industries Inc...............        117,300
     151,500  Katy Industries Inc.+................        303,000
      73,000  Lindsay Corp.........................      5,160,370
     274,500  Magnetek Inc.+.......................      1,174,860
      37,000  Matthews International Corp., Cl. A        1,734,190
     275,000  Myers Industries Inc.................      3,979,250
     130,000  National Patent Development Corp.+...        349,700
     101,000  Oil-Dri Corp. of America.............      2,215,940
      15,000  Olin Corp............................        289,950
     220,000  Park-Ohio Holdings Corp.+............      5,522,000
      86,000  Precision Castparts Corp.............     11,928,200
      32,000  Roper Industries Inc.................      2,001,280
      33,000  Sonoco Products Co...................      1,078,440
      63,000  Standex International Corp...........      1,099,350
     120,000  Tech/Ops Sevcon Inc..................        900,000
      93,300  Tredegar Corp........................      1,500,264
      73,048  WHX Corp.+...........................        277,583
                                                    --------------
                                                        81,485,030
                                                    --------------
              EDUCATIONAL SERVICES -- 0.2%
       6,000  Career Education Corp.+..............        150,840
       1,000  School Specialty Inc.+...............         34,550
     100,000  Universal Technical Institute Inc.+        1,700,000
                                                    --------------
                                                         1,885,390
                                                    --------------
              ELECTRONICS -- 2.1%
      90,000  Badger Meter Inc.....................      4,045,500
      50,000  Bel Fuse Inc., Cl. A.................      1,724,500
     380,000  California Micro Devices Corp.+......      1,763,200
     200,000  CTS Corp.............................      1,986,000
      35,000  Excel Technology Inc.+...............        948,500
     225,000  Greatbatch Inc.+.....................      4,497,750
      17,000  IMAX Corp.+..........................        115,940
     210,000  KEMET Corp.+.........................      1,392,300
      69,300  Methode Electronics Inc..............      1,139,292
     100,000  Park Electrochemical Corp............      2,824,000
     100,000  Stoneridge Inc.+.....................        804,000
      20,000  Trident Microsystems Inc.+...........        131,200
      20,000  Zoran Corp.+.........................        450,200
                                                    --------------
                                                        21,822,382
                                                    --------------
              ENERGY AND UTILITIES -- 4.6%
       3,000  AGL Resources Inc....................        112,920
   1,000,000  Aquila Inc.+.........................      3,730,000
       6,400  BIW Ltd..............................        151,040
      95,000  Callon Petroleum Co.+................      1,562,750
      35,000  CH Energy Group Inc..................      1,558,900

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

      12,000  Chesapeake Utilities Corp............ $      382,200
      65,000  CMS Energy Corp......................      1,129,700
      23,000  Connecticut Water Service Inc........        542,110
       3,500  Consolidated Water Co. Ltd...........         88,165
     150,000  Covanta Holding Corp.+...............      4,149,000
     145,000  El Paso Electric Co.+................      3,707,650
      20,000  Environmental Power Corp.+...........         91,400
     126,800  Florida Public Utilities Co..........      1,489,900
      43,000  Middlesex Water Co...................        814,850
      10,000  Nicor Inc............................        423,500
      20,000  Oceaneering International Inc.+......      1,347,000
       2,000  PetroQuest Energy Inc.+..............         28,600
      30,000  Rowan Companies Inc..................      1,183,800
   1,000,000  RPC Inc..............................     11,710,000
      77,000  SJW Corp.............................      2,669,590
      72,500  Southern Union Co....................      2,128,600
     100,000  Southwest Gas Corp...................      2,977,000
      20,000  Tesoro Corp..........................        954,000
       4,000  Toreador Resources Corp.+............         27,960
       6,000  Union Drilling Inc.+.................         94,620
      10,000  Vestas Wind Systems A/S+.............      1,082,342
      10,000  W-H Energy Services Inc.+............        562,100
     145,000  Westar Energy Inc....................      3,761,300
                                                    --------------
                                                        48,460,997
                                                    --------------
              ENTERTAINMENT -- 1.5%
     120,000  Aruze Corp...........................      4,554,447
      42,500  Canterbury Park Holding Corp.........        510,000
      13,000  Carmike Cinemas Inc..................         94,380
       6,048  Chestnut Hill Ventures+ (b)..........        170,238
       1,500  Discovery Holding Co., Cl. A+........         37,710
     201,000  Dover Motorsports Inc................      1,316,550
     100,000  Fisher Communications Inc.+..........      3,796,000
     581,466  Gemstar-TV Guide International Inc.+       2,767,778
      16,000  International Speedway Corp., Cl. A          658,880
       2,500  International Speedway Corp., Cl. B          102,500
     305,000  Six Flags Inc.+......................        619,150
      52,530  Triple Crown Media Inc.+.............        248,467
      50,000  World Wrestling Entertainment
                Inc., Cl. A .......................        738,000
      35,000  WPT Enterprises Inc.+................         59,850
                                                    --------------
                                                        15,673,950
                                                    --------------
              ENVIRONMENTAL SERVICES -- 1.0%
     200,000  Allied Waste Industries Inc.+........      2,204,000
      10,000  Basin Water Inc.+....................         82,700
       2,571  Renegy Holdings Inc.+................         16,120
     262,500  Republic Services Inc................      8,229,375
                                                    --------------
                                                        10,532,195
                                                    --------------
              EQUIPMENT AND SUPPLIES -- 12.1%
      15,000  A.O. Smith Corp., Cl. A..............        530,625
     249,000  AMETEK Inc...........................     11,663,160

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
     425,000  Baldwin Technology Co. Inc., Cl. A+.. $    2,006,000
      26,000  Belden Inc...........................      1,157,000
       6,000  C&D Technologies Inc.+...............         39,660
      50,000  Capstone Turbine Corp.+..............         81,500
     252,400  CIRCOR International Inc.............     11,701,264
     400,000  CLARCOR Inc..........................     15,188,000
     200,000  Core Molding Technologies Inc.+......      1,414,000
     170,000  Crown Holdings Inc.+.................      4,360,500
       2,000  Danaher Corp.........................        175,480
      66,000  Donaldson Co. Inc....................      3,061,080
     200,000  Enodis plc...........................        636,993
      90,000  Entegris Inc.+.......................        776,700
      40,000  Fedders Corp.+.......................             80
     179,800  Flowserve Corp.......................     17,296,760
     152,500  Franklin Electric Co. Inc............      5,836,175
      10,000  Gehl Co.+............................        160,400
     150,000  Gerber Scientific Inc.+..............      1,620,000
      84,000  Graco Inc............................      3,129,840
     155,000  GrafTech International Ltd.+.........      2,751,250
      90,000  IDEX Corp............................      3,251,700
      40,000  Interpump Group SpA..................        412,006
       2,000  Itron Inc.+..........................        191,940
       4,000  Jarden Corp.+........................         94,440
       9,900  K-Tron International Inc.+...........      1,180,575
      64,000  L.S. Starrett Co., Cl. A.............      1,082,240
      30,000  Littelfuse Inc.+.....................        988,800
     107,000  Lufkin Industries Inc................      6,130,030
      55,000  Maezawa Kyuso Industries Co. Ltd.....      1,009,265
      35,555  Met-Pro Corp.........................        429,500
       2,000  Middleby Corp.+......................        153,240
      20,800  Mueller Industries Inc...............        602,992
      10,000  Plantronics Inc......................        260,000
      44,000  Robbins & Myers Inc..................      3,327,720
      95,000  SL Industries Inc.+..................      1,911,400
       5,000  Teleflex Inc.........................        315,050
     170,000  Tennant Co...........................      7,529,300
     318,750  The Gorman-Rupp Co...................      9,945,000
       5,000  Valmont Industries Inc...............        445,600
      60,000  Vicor Corp...........................        935,400
       7,875  Watsco Inc., Cl. B...................        286,886
      85,000  Watts Water Technologies Inc., Cl. A       2,533,000
      61,050  Wolverine Tube Inc.+.................         56,777
                                                    --------------
                                                       126,659,328
                                                    --------------
              FINANCIAL SERVICES -- 3.7%
      10,000  Alleghany Corp.+.....................      4,020,000
      25,287  Argo Group International
                Holdings Ltd.+ ....................      1,065,341
      60,000  Bank of Florida Corp.+...............        690,000
      87,300  BKF Capital Group Inc.+..............        193,806
     360,000  CNA Surety Corp.+....................      7,124,400

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

      21,000  Crazy Woman Creek Bancorp Inc........ $      443,625
         500  Duff & Phelps Corp., Cl. A+..........          9,840
      37,000  Epoch Holding Corp...................        555,000
       3,000  Federal Agricultural Mortgage Corp.,
                Cl. C .............................         78,960
     160,000  Flushing Financial Corp..............      2,568,000
     208,000  Franklin Bank Corp.+.................        896,480
       1,000  KBW Inc.+............................         25,590
      67,000  LaBranche & Co. Inc.+................        337,680
       1,000  LandAmerica Financial Group Inc......         33,450
       3,000  Leucadia National Corp...............        141,300
      60,000  MVC Capital Inc......................        968,400
      40,000  Nara Bancorp Inc.....................        466,800
       3,000  NetBank Inc.+........................             54
     120,000  NewAlliance Bancshares Inc...........      1,382,400
       1,000  Och-Ziff Capital Management
                Group LLC, Cl. A+ .................         26,280
      10,000  PrivateBancorp Inc...................        326,500
     140,320  Sterling Bancorp.....................      1,913,965
      25,000  Sterling Financial Corp..............        410,500
     100,000  SWS Group Inc........................      1,267,000
     107,500  The Midland Co.......................      6,954,175
       4,500  Value Line Inc.......................        181,170
     150,000  Waddell & Reed Financial Inc., Cl. A       5,413,500
      50,000  Wilmington Trust Corp................      1,760,000
                                                    --------------
                                                        39,254,216
                                                    --------------
              FOOD AND BEVERAGE -- 4.7%
      30,000  Boston Beer Co. Inc., Cl. A+.........      1,129,500
      25,000  Brown-Forman Corp., Cl. A............      1,871,000
     200,000  Bull-Dog Sauce Co. Ltd...............        393,859
         100  Compania Cervecerias Unidas SA, ADR..          3,576
      18,000  CoolBrands International Inc.+.......         16,414
      34,000  Corn Products International Inc......      1,249,500
     220,000  Davide Campari-Milano SpA............      2,106,818
     100,000  Del Monte Foods Co...................        946,000
      85,000  Denny's Corp.+.......................        318,750
     900,000  Dynasty Fine Wines Group Ltd.........        357,812
         100  Embotelladora Andina SA, Cl. A, ADR..          1,675
      25,000  Farmer Brothers Co...................        574,750
     330,000  Flowers Foods Inc....................      7,725,300
         500  Genesee Corp., Cl. A+................              0
      21,500  Genesee Corp., Cl. B+................              0
     701,500  Grupo Continental SAB de CV..........      1,660,827
      10,000  Hain Celestial Group Inc.+...........        320,000
      70,000  ITO EN Ltd...........................      1,331,513
      21,000  ITO EN Ltd., Preference..............        300,201
      20,000  J & J Snack Foods Corp...............        625,600
     350,000  Kikkoman Corp........................      4,815,378
      30,000  Lifeway Foods Inc.+..................        354,900
      20,000  Meiji Seika Kaisha Ltd...............         85,038
      35,000  MGP Ingredients Inc..................        329,700
     150,000  Morinaga Milk Industry Co. Ltd.......        439,064
      15,000  Nathan's Famous Inc.+................        262,050

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     120,850  Nissin Food Products Co. Ltd......... $    3,905,192
       4,000  Omni Nutraceuticals Inc.+............              4
      40,000  PepsiAmericas Inc....................      1,332,800
      53,000  Ralcorp Holdings Inc.+...............      3,221,870
     120,000  Rock Field Co. Ltd...................      1,731,549
      12,000  Smart Balance Inc.+..................        131,160
      12,250  The Cheesecake Factory Inc.+.........        290,447
      66,000  The J.M. Smucker Co..................      3,395,040
     220,000  The Steak n Shake Co.+...............      2,398,000
      70,700  Tootsie Roll Industries Inc..........      1,938,594
      49,000  Triarc Cos. Inc., Cl. A..............        427,770
     119,000  Triarc Cos. Inc., Cl. B..............      1,042,440
       2,000  Vina Concha Y Toro SA, ADR...........         84,960
       1,000  Willamette Valley Vineyards Inc.+....          6,400
     100,000  YAKULT HONSHA Co. Ltd................      2,313,924
                                                    --------------
                                                        49,439,375
                                                    --------------
              HEALTH CARE -- 9.2%
     345,000  Advanced Medical Optics Inc.+........      8,462,850
      47,000  Align Technology Inc.+...............        783,960
     100,000  Allergan Inc.........................      6,424,000
     132,000  Alpharma Inc., Cl. A+................      2,659,800
     125,000  AngioDynamics Inc.+..................      2,380,000
       5,000  Anika Therapeutics Inc.+.............         72,600
     240,000  Animal Health International Inc.+....      2,952,000
      40,000  ArthroCare Corp.+....................      1,922,000
       7,500  Bio-Rad Laboratories Inc., Cl. A+....        777,150
       5,000  BioLase Technology Inc.+.............         11,800
       9,000  Bruker BioSciences Corp.+............        119,700
     115,000  Chemed Corp..........................      6,426,200
      73,000  CONMED Corp.+........................      1,687,030
     150,000  Crucell NV, ADR+.....................      2,481,000
     120,000  Cutera Inc.+.........................      1,884,000
     100,000  Del Global Technologies Corp.+.......        290,000
      80,000  DexCom Inc.+.........................        706,400
      90,000  Edwards Lifesciences Corp.+..........      4,139,100
      70,000  Exactech Inc.+.......................      1,452,500
      47,000  Henry Schein Inc.+...................      2,885,800
      32,000  ICU Medical Inc.+....................      1,152,320
      15,000  IMS Health Inc.......................        345,600
       2,000  Integra LifeSciences Holdings Corp.+          83,860
       3,000  Invacare Corp........................         75,600
      30,000  Inverness Medical Innovations Inc.+        1,685,400
      25,000  Invitrogen Corp.+....................      2,335,250
      10,000  K-V Pharmaceutical Co., Cl. A+.......        285,400
     220,000  Lifecore Biomedical Inc.+............      3,179,000
      20,000  Mentor Corp..........................        782,000
       6,150  Micrus Endovascular Corp.+...........        121,032
      40,000  MWI Veterinary Supply Inc.+..........      1,600,000
      16,000  Nabi Biopharmaceuticals+.............         57,760

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

       5,000  NeoPharm Inc.+....................... $        2,900
       5,000  NeuroMetrix Inc.+....................         46,000
         800  Nobel Biocare Holding AG.............        214,106
     150,000  Odyssey HealthCare Inc.+.............      1,659,000
      20,000  Opko Health Inc.+....................         57,000
      50,000  Orthofix International NV+...........      2,898,500
       2,000  OrthoLogic Corp.+....................          2,700
      35,000  Owens & Minor Inc....................      1,485,050
      70,000  Pain Therapeutics Inc.+..............        742,000
      60,000  Palomar Medical Technologies Inc.+...        919,200
     100,000  Penwest Pharmaceuticals Co.+.........        585,000
      59,900  Possis Medical Inc.+.................        873,342
      30,000  PSS World Medical Inc.+..............        587,100
       1,779  Qiagen NV+...........................         37,448
     205,000  Quidel Corp.+........................      3,991,350
     100,000  Regeneration Technologies Inc.+......        868,000
      12,000  Sirona Dental Systems Inc.+..........        401,760
      59,000  SNIA SpA+............................         62,453
     130,000  Sonic Innovations Inc.+..............      1,003,600
   2,600,000  Sorin SpA+...........................      5,128,003
   1,100,000  SSL International plc................     11,714,704
       2,500  Straumann Holding AG.................        689,507
       4,200  Stryker Corp.........................        313,824
      40,000  Thoratec Corp.+......................        727,600
      30,000  United-Guardian Inc..................        312,300
      45,000  Vascular Solutions Inc.+.............        292,500
       1,000  Wright Medical Group Inc.+...........         29,170
       8,100  Young Innovations Inc................        193,671
      10,000  Zymogenetics Inc.+...................        116,700
                                                    --------------
                                                        96,175,600
                                                    --------------
              HOME FURNISHINGS -- 0.0%
      13,000  Bassett Furniture Industries Inc.....        121,420
       4,000  Bed Bath & Beyond Inc.+..............        117,560
         250  Foamex International Inc.+...........            730
      27,000  La-Z-Boy Inc.........................        214,110
                                                    --------------
                                                           453,820
                                                    --------------
              HOTELS AND GAMING -- 2.7%
      12,000  Boyd Gaming Corp.....................        408,840
      71,000  Churchill Downs Inc..................      3,831,870
     100,000  Dover Downs Gaming &
                Entertainment Inc..................      1,125,000
     160,000  Gaylord Entertainment Co.+...........      6,475,200
      28,002  Harrah's Entertainment Inc...........      2,485,178
      10,000  Home Inns & Hotels Management Inc.,
                ADR+...............................        356,400
     140,000  Lakes Entertainment Inc.+............        970,200
       1,200  Las Vegas Sands Corp.+...............        123,660
     230,000  Magna Entertainment Corp., Cl. A+....        223,100
      25,000  Marcus Corp..........................        386,250
      26,000  Orient-Express Hotels Ltd., Cl. A....      1,495,520
      80,000  Penn National Gaming Inc.+...........      4,764,000
     110,000  Pinnacle Entertainment Inc.+.........      2,591,600

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING (CONTINUED)
      20,000  Sonesta International Hotels
                Corp., Cl. A  ..................... $      700,000
      16,000  Wynn Resorts Ltd.....................      1,794,080
      20,000  Youbet.com Inc.+.....................         22,400
                                                    --------------
                                                        27,753,298
                                                    --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.1%
      10,000  Cavalier Homes Inc.+.................         19,500
      58,000  Cavco Industries Inc.+...............      1,962,720
     330,000  Champion Enterprises Inc.+...........      3,108,600
      17,000  Drew Industries Inc.+................        465,800
     200,000  Fleetwood Enterprises Inc.+..........      1,196,000
      57,000  Monaco Coach Corp....................        506,160
       9,000  Nobility Homes Inc...................        164,250
     135,000  Skyline Corp.........................      3,962,250
                                                    --------------
                                                        11,385,280
                                                    --------------
              METALS AND MINING -- 0.7%
      52,003  Barrick Gold Corp....................      2,186,726
      10,000  Inmet Mining Corp....................        816,151
      15,000  Ivanhoe Mines Ltd.+..................        160,950
     142,115  Kinross Gold Corp.+..................      2,614,916
       2,000  Northwest Pipe Co.+..................         78,280
     190,000  Royal Oak Mines Inc.+................              0
      30,148  Stillwater Mining Co.+...............        291,230
      52,000  Uranium Resources Inc.+..............        648,960
      22,350  Yamana Gold Inc......................        289,209
                                                    --------------
                                                         7,086,422
                                                    --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      35,000  Pope & Talbot Inc.+..................          1,050
      18,000  Schweitzer-Mauduit International Inc.        466,380
      30,000  Wausau Paper Corp....................        269,700
                                                    --------------
                                                           737,130
                                                    --------------
              PUBLISHING -- 1.3%
       4,000  Belo Corp., Cl. A....................         69,760
       3,000  Il Sole 24 Ore+......................         24,979
     307,237  Independent News & Media plc.........      1,064,147
      12,000  John Wiley & Sons Inc., Cl. B........        515,400
     170,000  Journal Communications Inc., Cl. A         1,519,800
     155,000  Journal Register Co..................        272,800
      30,000  Lee Enterprises Inc..................        439,500
      80,000  McClatchy Co., Cl. A.................      1,001,600
      65,000  Media General Inc., Cl. A............      1,381,250
      23,000  Meredith Corp........................      1,264,540
     260,000  News Corp., Cl. A....................      5,327,400
      63,333  PRIMEDIA Inc.........................        538,330
                                                    --------------
                                                        13,419,506
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              REAL ESTATE -- 1.0%
     170,000  Griffin Land & Nurseries Inc......... $    6,205,000
       9,000  Gyrodyne Co. of America Inc..........        381,240
      20,000  Malan Realty Investors Inc.+ (b).....            390
     106,000  Morguard Corp........................      4,199,402
                                                    --------------
                                                        10,786,032
                                                    --------------
              RETAIL -- 1.6%
     144,000  Aaron Rents Inc., Cl. A..............      2,485,440
      35,000  Big 5 Sporting Goods Corp............        504,700
       8,000  Casey's General Stores Inc...........        236,880
     200,000  Coldwater Creek Inc.+................      1,338,000
      61,000  Copart Inc.+.........................      2,595,550
     200,000  CSK Auto Corp.+......................      1,002,000
       3,000  Gander Mountain Co.+.................         14,790
     158,500  Ingles Markets Inc., Cl. A...........      4,024,315
      35,000  Movado Group Inc.....................        885,150
      30,000  Pier 1 Imports Inc.+.................        156,900
       5,000  Rush Enterprises Inc., Cl. B+........         89,000
      50,000  The Bon-Ton Stores Inc...............        474,500
      30,000  Tractor Supply Co.+..................      1,078,200
       5,000  Village Super Market Inc., Cl. A.....        254,450
      40,000  Weis Markets Inc.....................      1,597,600
      18,000  Winn-Dixie Stores Inc.+..............        303,660
                                                    --------------
                                                        17,041,135
                                                    --------------
              SPECIALTY CHEMICALS -- 4.8%
      60,000  A. Schulman Inc......................      1,293,000
      24,000  Airgas Inc...........................      1,250,640
      80,000  Albemarle Corp.......................      3,300,000
      35,000  Arch Chemicals Inc...................      1,286,250
     550,000  Chemtura Corp........................      4,290,000
      10,000  Cytec Industries Inc.................        615,800
       4,000  Dionex Corp.+........................        331,440
     230,400  Ferro Corp...........................      4,776,192
     236,000  H.B. Fuller Co.......................      5,298,200
     100,000  Hawkins Inc..........................      1,500,000
     450,000  Hercules Inc.........................      8,707,500
     150,000  Material Sciences Corp.+.............      1,114,500
     160,000  Omnova Solutions Inc.+...............        705,600
      50,000  Penford Corp.........................      1,279,500
      10,000  Quaker Chemical Corp.................        219,700
      20,000  Rockwood Holdings Inc.+..............        664,400
     265,000  Sensient Technologies Corp...........      7,494,200
     400,000  Zep Inc.+............................      5,548,000
                                                    --------------
                                                        49,674,922
                                                    --------------
              TELECOMMUNICATIONS -- 1.2%
      23,000  Atlantic Tele-Network Inc............        776,940
     270,000  Cincinnati Bell Inc.+................      1,282,500
      30,000  Citizens Communications Co...........        381,900
           1  CommScope Inc.+......................             29

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
       6,795  Community Service Communications
                Inc.+  ............................ $       20,045
      46,000  D&E Communications Inc...............        664,700
      20,000  New Ulm Telecom Inc..................        239,600
       3,000  North Pittsburgh Systems Inc. (b)....         68,070
     118,000  Rogers Communications Inc., Cl. B....      5,339,500
      63,000  Shenandoah Telecommunications Co.....      1,510,740
      37,584  Verizon Communications Inc...........      1,642,045
         870  Virgin Media Inc.....................         14,912
      24,000  Windstream Corp......................        312,480
      53,000  Winstar Communications Inc.+ (b).....             53
                                                    --------------
                                                        12,253,514
                                                    --------------
              TRANSPORTATION -- 0.6%
     150,000  GATX Corp............................      5,502,000
     117,000  Grupo TMM SA, Cl. A, ADR+............        263,250
       2,000  Irish Continental Group plc+.........         63,190
      30,000  Providence and Worcester Railroad Co.        501,600
                                                    --------------
                                                         6,330,040
                                                    --------------
              WIRELESS COMMUNICATIONS -- 3.4%
      90,000  Centennial Communications Corp.+.....        836,100
      50,000  Nextwave Wireless Inc.+..............        269,000
      72,000  Price Communications Corp., Escrow+                0
      55,000  Rural Cellular Corp., Cl. A+.........      2,424,950
     100,000  SunCom Wireless Holdings Inc.,
                Cl. A+ ............................      2,668,000
     700,000  Vimpel-Communications, ADR...........     29,120,000
          17  Xanadoo Co.+.........................          6,103
                                                    --------------
                                                        35,324,153
                                                    --------------
              TOTAL COMMON STOCKS..................    871,194,779
                                                    --------------
              PREFERRED STOCKS -- 0.1%
              BROADCASTING -- 0.0%
       1,103  PTV Inc., 10.000% Pfd., Ser. A.......          1,489
                                                    --------------
              BUSINESS SERVICES -- 0.0%
      24,317  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A+ (b)(c)(d)          48,635
                                                    --------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
         151  Foster Wheeler Ltd.,Pfd., Ser. B+ (b)      1,265,350
                                                    --------------
              TOTAL PREFERRED STOCKS...............      1,315,474
                                                    --------------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     800,000  Exide Technologies, Escrow Rights+ (b)             0
                                                    --------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies, expire 05/05/11+             740
       4,532  Federal-Mogul Corp.,
                expire 12/27/14+ (b)...............              0
                                                    --------------
                                                               740
                                                    --------------
              BROADCASTING -- 0.0%
       6,082  Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+...........          6,082
       3,430  Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+...........          3,430
                                                    --------------
                                                             9,512
                                                    --------------
              BUSINESS SERVICES -- 0.1%
     161,431  GP Strategies Corp.,
                expire 08/14/08+ (b)(c)............        786,116
                                                    --------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                expire 08/14/08+ (b)(c) ...........         40,815
      13,217  WHX Corp., expire 02/28/08+..........            661
                                                    --------------
                                                            41,476
                                                    --------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                expire 03/28/08+ ..................         19,472
                                                    --------------
              TELECOMMUNICATIONS -- 0.0%
          86  Virgin Media Inc.,
                expire 01/10/11+ ..................             25
                                                    --------------
              TOTAL WARRANTS.......................        857,341
                                                    --------------
   PRINCIPAL
    AMOUNT
    ------
              CORPORATE BONDS -- 0.1%
              BUSINESS SERVICES -- 0.1%
$  1,430,098  GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (b)(c) ...........        981,467
                                                    --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
     300,000  Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (b)                        1,185
                                                    --------------
              TELECOMMUNICATIONS -- 0.0%
     400,000  Williams Communications
                Group Inc., Escrow,
                10.875%, 10/01/09+ (b)                           0
                                                    --------------
              TOTAL CORPORATE BONDS................        982,652
                                                    --------------
              U.S. GOVERNMENT OBLIGATIONS -- 16.4%
 132,204,000  U.S. Treasury Bills,
                2.487% to 4.030%++,
                01/03/08 to 03/27/08 ..............    131,421,813
  40,000,000  U.S. Treasury Notes,
                 4.375%, 01/31/08 .................     40,052,467
                                                    --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS....    171,474,280
                                                    --------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $704,586,188) ............... $1,045,824,526
                                                    ==============
              Aggregate book cost.................. $  704,586,188
                                                    ==============
              Gross unrealized appreciation........ $  408,127,695
              Gross unrealized depreciation........    (66,889,357)
                                                    --------------
              Net unrealized appreciation
                (depreciation) .................... $  341,238,338
                                                    ==============

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================




----------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $3,386,322 or 0.32% of total investments.
(c) At December 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,857,033 or 0.18% of total investments, which were valued under methods approved by the Board of Directors, as follows:

ACQUISITION                                                             12/31/07
  SHARES/                                                               CARRYING
 PRINCIPAL                                  ACQUISITION   ACQUISITION    VALUE
  AMOUNT    ISSUER                             DATE           COST      PER UNIT
  ------    ------                             ----           ----      --------
$1,430,098  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 ...............08/08/03     $  974,565   $68.6294
   161,431  GP Strategies Corp.
              warrants expire 08/14/08 .......08/08/03        391,882     4.8697
    24,317  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A ........05/03/02      2,163,146     2.0000
   379,703  National Patent Development Corp.
              warrants expire 08/14/08 .......11/24/04           0.00     0.1075

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $48,635 or 0.00% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                       Robert J. Morrissey
CHAIRMAN AND CHIEF                          ATTORNEY-AT-LAW
EXECUTIVE OFFICER                           MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                         Anthony R. Pustorino
ATTORNEY-AT-LAW                             CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                   PROFESSOR EMERITUS
                                            PACE UNIVERSITY

Vincent D. Enright                          Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                CHAIRMAN
AND CHIEF FINANCIAL OFFICER                 BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.

John D. Gabelli                             Salvatore J. Zizza
SENIOR VICE PRESIDENT                       CHAIRMAN
GABELLI & COMPANY, INC.                     ZIZZA & CO., LTD.


                                    OFFICERS

Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB443Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

THE
GABELLI
SMALL CAP
GROWTH
FUND






                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2007

                         THE GABELLI EQUITY INCOME FUND

                            FIRST QUARTER REPORT (A)
                               DECEMBER 31, 2007

TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2007, The Gabelli Equity Income Fund (the "Fund") was down (1.41)%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Equity Income Fund Average declined (3.33)% and (3.96)%, respectively.

     Enclosed is the investment portfolio as of December 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)(B)
             -------------------------------------------------------

                                                                                                                 Since
                                                       Six                                                     Inception
                                          Quarter    Months    1 Year    3 Year   5 Year    10 Year   15 Year  (1/2/92)
                                          -------    ------    ------    ------   ------    -------   -------  --------
GABELLI EQUITY INCOME FUND
  CLASS AAA.............................  (1.41)%    (1.41)%    8.91%    11.36%   14.89%     9.64%     12.41%    12.25%
S&P 500 Index...........................  (3.33)     (1.37)     5.49      8.61    12.82      5.91      10.49     10.31
Nasdaq Composite Index..................  (1.82)      1.88      9.81      6.83    14.71      5.38       9.53      9.89
Lipper Equity Income Fund Average.......  (3.96)     (3.07)     4.00      9.20    13.05      6.66      10.28     10.44
Class A.................................  (1.41)      0.17      8.93     11.31    14.87      9.63      12.40     12.24
                                          (7.08)(c)  (5.59)(c)  2.67(c)   9.14(c) 13.51(c)   8.98(c)   11.96(c)  11.83(c)
Class B.................................  (1.56)     (0.21)     8.11     10.53    14.21      9.31      12.19     12.04
                                          (6.48)(d)  (5.20)(d)  3.11(d)   9.71(d) 13.97(d)   9.31      12.19     12.04
Class C.................................  (1.56)     (3.79)     8.12     10.54    14.23      9.32      12.20     12.05
                                          (2.54)(e)  (4.76)(e)  7.12(e)  10.54    14.23      9.32      12.20     12.05

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 1.46%, 1.46%, 2.21%, AND 2.21%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER EQUITY INCOME FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS -- 91.7%
              AEROSPACE -- 2.4%
      47,000  Boeing Co............................ $    4,110,620
       2,000  Lockheed Martin Corp.................        210,520
       3,500  Northrop Grumman Corp................        275,240
      10,000  Raytheon Co..........................        607,000
     151,000  Rockwell Automation Inc..............     10,412,960
       2,000  Rockwell Collins Inc.................        143,940
   1,260,000  Rolls-Royce Group plc+...............     13,694,559
  50,904,000  Rolls-Royce Group plc, Cl. B.........        111,463
                                                    --------------
                                                        29,566,302
                                                    --------------
              AGRICULTURE -- 1.6%
      40,000  Archer-Daniels-Midland Co............      1,857,200
     133,000  Monsanto Co..........................     14,854,770
      39,000  The Mosaic Co.+......................      3,679,260
                                                    --------------
                                                        20,391,230
                                                    --------------
              AUTOMOTIVE -- 1.0%
     465,000  General Motors Corp..................     11,573,850
       7,000  Navistar International Corp.+........        379,400
                                                    --------------
                                                        11,953,250
                                                    --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
       1,000  ArvinMeritor Inc.....................         11,730
       2,000  BERU AG..............................        219,600
     250,000  Genuine Parts Co.....................     11,575,000
       6,000  Johnson Controls Inc.................        216,240
      45,000  Modine Manufacturing Co..............        742,950
      10,000  Proliance International Inc.+........         18,000
      82,000  The Pep Boys - Manny, Moe & Jack.....        941,360
                                                    --------------
                                                        13,724,880
                                                    --------------
              AVIATION: PARTS AND SERVICES -- 0.4%
       6,000  Barnes Group Inc.....................        200,340
      46,192  Curtiss-Wright Corp..................      2,318,838
      35,000  GenCorp Inc.+........................        408,100
      20,000  United Technologies Corp.............      1,530,800
                                                    --------------
                                                         4,458,078
                                                    --------------
              BROADCASTING -- 1.7%
     160,000  CBS Corp., Cl. A.....................      4,280,000
      25,000  CBS Corp., Cl. B.....................        681,250
     460,000  Clear Channel Communications Inc.....     15,879,200
         132  Granite Broadcasting Corp.+..........          3,300
       1,000  Societe Television Francaise 1.......         26,756
                                                    --------------
                                                        20,870,506
                                                    --------------
              BUILDING AND CONSTRUCTION -- 0.0%
         100  Colas SA.............................         45,251
                                                    --------------
              BUSINESS SERVICES -- 0.2%
       4,000  Automatic Data Processing Inc........        178,120
       4,000  Landauer Inc.........................        207,400
       7,500  MasterCard Inc., Cl. A...............      1,614,000
      20,000  PHH Corp.+...........................        352,800
       3,000  R. H. Donnelley Corp.+...............        109,440
                                                    --------------
                                                         2,461,760
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              CABLE AND SATELLITE -- 0.6%
    140,000   Cablevision Systems Corp., Cl. A+ ... $    3,430,000
     80,000   EchoStar Communications Corp., Cl. A+      3,017,600
      40,000  The DIRECTV Group Inc.+..............        924,800
                                                    --------------
                                                         7,372,400
                                                    --------------
              COMMUNICATIONS EQUIPMENT -- 0.9%
     175,000  Corning Inc..........................      4,198,250
     100,000  Motorola Inc.........................      1,604,000
      80,000  Nortel Networks Corp.+...............      1,207,200
     100,000  Thomas & Betts Corp.+................      4,904,000
                                                    --------------
                                                        11,913,450
                                                    --------------
              COMPUTER HARDWARE -- 1.7%
     176,000  International Business Machines Corp.     19,025,600
     150,000  Xerox Corp...........................      2,428,500
                                                    --------------
                                                        21,454,100
                                                    --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.0%
     100,000  Cognos Inc.+.........................      5,757,000
       2,000  EMC Corp.+...........................         37,060
      52,600  Metavante Technologies Inc.+.........      1,226,632
      60,000  Microsoft Corp.......................      2,136,000
         154  Telecom Italia Media SpA+............             53
     130,000  Yahoo! Inc.+.........................      3,023,800
                                                    --------------
                                                        12,180,545
                                                    --------------
              CONSUMER PRODUCTS -- 7.8%
     190,000  Altadis SA...........................     13,808,939
      55,000  Altria Group Inc.....................      4,156,900
     215,000  Avon Products Inc....................      8,498,950
      15,000  Clorox Co............................        977,550
      36,000  Colgate-Palmolive Co.................      2,806,560
      50,000  Eastman Kodak Co.....................      1,093,500
      51,000  Energizer Holdings Inc.+.............      5,718,630
      61,000  Fortune Brands Inc...................      4,413,960
       5,000  Hanesbrands Inc.+....................        135,850
     113,000  Kimberly-Clark Corp..................      7,835,420
       7,000  National Presto Industries Inc.......        368,620
      10,000  Pactiv Corp.+........................        266,300
     220,000  Procter & Gamble Co..................     16,152,400
     100,000  Reckitt Benckiser Group plc..........      5,800,620
      26,000  Rothmans Inc.........................        666,498
     940,500  Swedish Match AB.....................     22,482,245
      78,000  Unilever NV, ADR.....................      2,843,880
      10,000  UST Inc..............................        548,000
                                                    --------------
                                                        98,574,822
                                                    --------------
              CONSUMER SERVICES -- 0.1%
      67,500  Rollins Inc..........................      1,296,000
                                                    --------------
              DIVERSIFIED INDUSTRIAL -- 3.3%
       5,000  3M Co................................        421,600
       8,000  Acuity Brands Inc....................        360,000
         500  Alstom...............................        107,461
     110,000  Cooper Industries Ltd., Cl. A........      5,816,800
      50,000  Crane Co.............................      2,145,000

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
     380,000  General Electric Co.................. $   14,086,600
     180,000  Honeywell International Inc..........     11,082,600
      25,100  ITT Corp.............................      1,657,604
       6,000  Trinity Industries Inc...............        166,560
     125,650  Tyco International Ltd...............      4,982,022
       2,000  Walter Industries Inc................         71,860
      54,000  WHX Corp.+...........................        205,200
                                                    --------------
                                                        41,103,307
                                                    --------------
              ELECTRONICS -- 2.3%
     600,000  Intel Corp...........................     15,996,000
     330,000  LSI Corp.+...........................      1,752,300
     180,000  Texas Instruments Inc................      6,012,000
       5,000  Thermo Fisher Scientific Inc.+.......        288,400
     118,750  Tyco Electronics Ltd.................      4,409,188
                                                    --------------
                                                        28,457,888
                                                    --------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.6%
      30,000  American Electric Power Co. Inc......      1,396,800
      16,000  DTE Energy Co........................        703,360
      85,000  El Paso Electric Co.+................      2,173,450
      85,400  FPL Group Inc........................      5,788,412
      45,000  Great Plains Energy Inc..............      1,319,400
      60,000  Korea Electric Power Corp., ADR+.....      1,251,000
      56,086  Mirant Corp.+........................      2,186,242
   1,200,000  Mirant Corp., Escrow+ ...............              0
     110,000  Northeast Utilities..................      3,444,100
      80,000  The AES Corp.+.......................      1,711,200
      13,333  UIL Holdings Corp....................        492,654
                                                    --------------
                                                        20,466,618
                                                    --------------
              ENERGY AND UTILITIES: INTEGRATED -- 4.1%
      42,000  Allegheny Energy Inc.................      2,671,620
     626,800  Aquila Inc.+.........................      2,337,964
      44,000  BP plc, ADR..........................      3,219,480
      44,000  CH Energy Group Inc..................      1,959,760
      53,000  Constellation Energy Group Inc.......      5,434,090
       2,000  Dominion Resources Inc...............         94,900
     120,000  DPL Inc..............................      3,558,000
     200,000  Duke Energy Corp.....................      4,034,000
     250,000  El Paso Corp.........................      4,310,000
     150,000  Energy East Corp.....................      4,081,500
      29,000  ENI SpA..............................      1,062,108
       6,269  Iberdrola SA, ADR....................        378,710
      25,000  Integrys Energy Group Inc............      1,292,250
      80,000  NSTAR................................      2,897,600
      75,000  OGE Energy Corp......................      2,721,750
      80,000  Progress Energy Inc..................      3,874,400
      15,000  Progress Energy Inc., CVO+ (a).......          4,950
       3,600  Public Service Enterprise Group Inc.         353,664
      20,000  Suncor Energy Inc., New York.........      2,174,600

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----


      10,000  Suncor Energy Inc., Toronto.......... $    1,093,369
      55,000  TECO Energy Inc......................        946,550
     140,000  Westar Energy Inc....................      3,631,600
                                                    --------------
                                                        52,132,865
                                                    --------------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.3%
      18,000  AGL Resources Inc....................        677,520
      45,000  Atmos Energy Corp....................      1,261,800
      40,000  National Fuel Gas Co.................      1,867,200
      70,000  ONEOK Inc............................      3,133,900
      24,000  Piedmont Natural Gas Co. Inc.........        627,840
     110,000  Southern Union Co....................      3,229,600
      65,000  Southwest Gas Corp...................      1,935,050
     150,500  Spectra Energy Corp..................      3,885,910
                                                    --------------
                                                        16,618,820
                                                    --------------
              ENERGY AND UTILITIES: OIL -- 7.8%
      46,000  Anadarko Petroleum Corp..............      3,021,740
      52,000  Cameron International Corp.+.........      2,502,760
      35,000  Canadian Oil Sands Trust.............      1,372,765
     192,000  Chevron Corp.........................     17,919,360
     187,000  ConocoPhillips.......................     16,512,100
      20,000  Denbury Resources Inc.+..............        595,000
      49,000  Devon Energy Corp....................      4,356,590
     149,000  Exxon Mobil Corp.....................     13,959,810
           1  Marathon Oil Corp....................             32
      30,000  Nexen Inc............................        975,733
       2,000  Niko Resources Ltd...................        180,860
      94,000  Occidental Petroleum Corp............      7,237,060
      20,000  Oceaneering International Inc.+......      1,347,000
      45,000  OPTI Canada Inc.+....................        756,877
       9,700  PetroChina Co. Ltd., ADR.............      1,702,059
      30,000  Repsol YPF SA, ADR...................      1,068,900
     120,000  Royal Dutch Shell plc, Cl. A, ADR....     10,104,000
      25,000  StatoilHydro ASA, ADR................        763,000
      50,000  Synenco Energy Inc., Cl. A+..........        427,580
      17,518  Total SA, ADR........................      1,446,987
      29,000  Transocean Inc.+.....................      4,151,350
     170,000  UTS Energy Corp.+....................        926,693
      95,000  Weatherford International Ltd.+......      6,517,000
      30,000  WesternZagros Resources Ltd.+........         72,952
                                                    --------------
                                                        97,918,208
                                                    --------------
              ENERGY AND UTILITIES: SERVICES -- 1.4%
      30,000  ABB Ltd., ADR........................        864,000
     350,000  Halliburton Co.......................     13,268,500
      40,000  Schlumberger Ltd.....................      3,934,800
                                                    --------------
                                                        18,067,300
                                                    --------------
              ENERGY AND UTILITIES: WATER -- 0.0%
      25,000  Aqua America Inc.....................        530,000
      40,000  Suez SA, Strips+.....................            585
                                                    --------------
                                                           530,585
                                                    --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 1.8%
      60,000  Grupo Televisa SA, ADR............... $    1,426,200
     200,000  Rank Group plc.......................        363,285
      25,000  The Walt Disney Co...................        807,000
     190,000  Time Warner Inc......................      3,136,900
     250,000  Viacom Inc., Cl. A+..................     10,995,000
     120,000  Vivendi..............................      5,505,505
                                                    --------------
                                                        22,233,890
                                                    --------------
              ENVIRONMENTAL SERVICES -- 0.5%
     200,000  Waste Management Inc.................      6,534,000
                                                    --------------
              EQUIPMENT AND SUPPLIES -- 1.4%
      12,000  A.O. Smith Corp......................        420,600
      10,000  Danaher Corp.........................        877,400
      80,000  Flowserve Corp.......................      7,696,000
       6,000  Ingersoll-Rand Co. Ltd., Cl. A.......        278,820
       1,500  Minerals Technologies Inc............        100,425
      40,000  Mueller Industries Inc...............      1,159,600
       7,609  Mueller Water Products Inc., Cl. B            75,862
      12,000  Parker Hannifin Corp.................        903,720
      70,000  Tenaris SA, ADR......................      3,131,100
   1,000,000  Tomkins plc..........................      3,518,392
                                                    --------------
                                                        18,161,919
                                                    --------------
              FINANCIAL SERVICES -- 10.5%
       6,200  Alleghany Corp.+.....................      2,492,400
     205,000  American Express Co..................     10,664,100
     170,000  American International Group Inc.....      9,911,000
      45,000  Ameriprise Financial Inc.............      2,479,950
      23,990  Argo Group International Holdings Ltd.+    1,010,699
      25,000  Banco Popular Espanol SA.............        427,650
       2,000  Banco Santander Chile SA, ADR........        101,980
      18,000  Banco Santander SA, ADR..............        387,720
     138,000  Bank of America Corp.................      5,693,880
       8,825  BNP Paribas..........................        957,632
     520,000  Citigroup Inc........................     15,308,800
      40,000  Commerzbank AG, ADR..................      1,540,000
      34,000  Deutsche Bank AG.....................      4,399,940
      60,000  Discover Financial Services..........        904,800
      70,000  Federal National Mortgage Association      2,798,600
      20,000  Fidelity Southern Corp...............        186,600
      35,000  Freddie Mac..........................      1,192,450
     170,000  H&R Block Inc........................      3,156,900
      25,000  Huntington Bancshares Inc............        369,000
      20,000  Janus Capital Group Inc..............        657,000
      82,080  JPMorgan Chase & Co..................      3,582,792
       1,000  KeyCorp..............................         23,450
      32,000  Legg Mason Inc.......................      2,340,800
      30,000  Leucadia National Corp...............      1,413,000
      72,000  Loews Corp...........................      3,624,480
       2,000  Manulife Financial Corp..............         81,500
     426,000  Marsh & McLennan Companies Inc.......     11,276,220

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

      76,000  Merrill Lynch & Co. Inc.............. $    4,079,680
      10,000  Moody's Corp.........................        357,000
      48,000  Morgan Stanley.......................      2,549,280
       3,000  Municipal Mortgage & Equity, LLC.....         44,520
       6,000  Northern Trust Corp..................        459,480
      45,000  PNC Financial Services Group Inc.....      2,954,250
      50,000  Popular Inc..........................        530,000
         500  Raiffeisen International
                Bank Holding AG ...................         75,734
     120,000  SLM Corp.............................      2,416,800
     120,000  Sovereign Bancorp Inc................      1,368,000
     150,000  Sterling Bancorp.....................      2,046,000
      12,000  SunTrust Banks Inc...................        749,880
      40,000  T. Rowe Price Group Inc..............      2,435,200
       1,000  The Allstate Corp....................         52,230
      96,509  The Bank of New York Mellon Corp.....      4,705,779
      65,000  The Bear Stearns Companies Inc.......      5,736,250
       5,000  The Charles Schwab Corp..............        127,750
       2,000  The Dun & Bradstreet Corp............        177,260
       7,000  The Goldman Sachs Group Inc..........      1,505,350
      50,000  The Phoenix Companies Inc............        593,500
       1,000  The Student Loan Corp................        110,000
      36,000  The Travelers Companies Inc..........      1,936,800
      40,000  Unitrin Inc..........................      1,919,600
      34,000  Wachovia Corp........................      1,293,020
     120,000  Waddell & Reed Financial Inc., Cl. A       4,330,800
      20,000  Wells Fargo & Co.....................        603,800
      55,000  Wilmington Trust Corp................      1,936,000
                                                    --------------
                                                       132,077,306
                                                    --------------
              FOOD AND BEVERAGE -- 11.1%
     160,000  Anheuser-Busch Companies Inc.........      8,374,400
      50,000  Brown-Forman Corp., Cl. A............      3,742,000
     140,000  Cadbury Schweppes plc, ADR...........      6,911,800
      75,000  Campbell Soup Co.....................      2,679,750
      40,000  Coca-Cola Amatil Ltd., ADR...........        667,600
      15,000  Coca-Cola Femsa SAB de CV, ADR.......        739,200
      55,000  Constellation Brands Inc., Cl. A+....      1,300,200
      16,000  Corn Products International Inc......        588,000
      75,000  Del Monte Foods Co...................        709,500
      60,000  Diageo plc, ADR......................      5,149,800
     143,000  Fomento Economico Mexicano
                SAB de CV, ADR ....................      5,458,310
     210,000  General Mills Inc....................     11,970,000
     135,000  Groupe Danone........................     12,118,953
   1,000,000  Grupo Bimbo SAB de CV, Cl. A.........      5,960,987
     105,000  H.J. Heinz Co........................      4,901,400
      60,000  Heineken NV..........................      3,879,118
     125,000  ITO EN Ltd...........................      2,377,702
      33,000  ITO EN Ltd., Preference..............        471,745
       5,000  Kellogg Co...........................        262,150
     500,000  Kraft Foods Inc., Cl. A..............     16,315,000
      15,000  Metro Inc., Cl. A....................        400,476
      10,000  Nestle SA............................      4,593,031
     150,000  Nissin Food Products Co. Ltd.........      4,847,156

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      25,000  PepsiCo Inc.......................... $    1,897,500
      12,004  Pernod-Ricard SA.....................      2,774,730
      15,000  Remy Cointreau SA....................      1,069,564
      50,000  Sapporo Holdings Ltd.................        402,811
     365,000  The Coca-Cola Co.....................     22,400,050
      55,000  The Hershey Co.......................      2,167,000
      50,063  Tootsie Roll Industries Inc..........      1,372,727
         100  Wimm-Bill-Dann Foods OJSC, ADR.......         13,104
      10,000  Wm. Wrigley Jr. Co...................        585,500
         750  Wm. Wrigley Jr. Co., Cl. B...........         44,250
     130,000  YAKULT HONSHA Co. Ltd................      3,008,101
                                                    --------------
                                                       140,153,615
                                                    --------------
              HEALTH CARE -- 9.0%
      16,000  Abbott Laboratories..................        898,400
     100,000  Advanced Medical Optics Inc.+........      2,453,000
      25,000  Aetna Inc............................      1,443,250
     100,000  Baxter International Inc.............      5,805,000
      92,000  Becton, Dickinson & Co...............      7,689,360
     260,000  Boston Scientific Corp.+.............      3,023,800
      72,000  Bristol-Myers Squibb Co..............      1,909,440
      65,000  Covidien Ltd.........................      2,878,850
     140,000  Eli Lilly & Co.......................      7,474,600
      11,276  GlaxoSmithKline plc, ADR.............        568,198
      22,000  Henry Schein Inc.+...................      1,350,800
     115,000  Hospira Inc.+........................      4,903,600
     125,000  Johnson & Johnson....................      8,337,500
       4,000  Laboratory Corp. of America Holdings+        302,120
      60,000  Medco Health Solutions Inc.+.........      6,084,000
     100,000  Merck & Co. Inc......................      5,811,000
       1,000  Nobel Biocare Holding AG.............        267,632
     140,000  Novartis AG, ADR.....................      7,603,400
      30,000  Patterson Companies Inc.+............      1,018,500
     710,000  Pfizer Inc...........................     16,138,300
     145,000  Schering-Plough Corp.................      3,862,800
     100,000  St. Jude Medical Inc.+...............      4,064,000
     500,000  Tenet Healthcare Corp.+..............      2,540,000
     210,000  UnitedHealth Group Inc...............     12,222,000
      20,000  William Demant Holding A/S+..........      1,854,884
      44,000  Zimmer Holdings Inc.+................      2,910,600
                                                    --------------
                                                       113,415,034
                                                    --------------
              HOTELS AND GAMING -- 1.3%
      20,000  International Game Technology........        878,600
     529,411  Ladbrokes plc........................      3,406,563
      38,000  Las Vegas Sands Corp.+...............      3,915,900
      90,000  MGM Mirage+..........................      7,561,800
      25,000  Starwood Hotels &
                Resorts Worldwide Inc. ............      1,100,750
                                                    --------------
                                                        16,863,613
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              MACHINERY -- 0.6%
      50,000  Baldor Electric Co................... $    1,683,000
       6,000  Caterpillar Inc......................        435,360
      62,000  Deere & Co...........................      5,773,440
                                                    --------------
                                                         7,891,800
                                                    --------------
              MANUFACTURED HOUSING -- 0.1%
     140,000  Champion Enterprises Inc.+...........      1,318,800
                                                    --------------
              METALS AND MINING -- 1.7%
      90,000  Alcoa Inc............................      3,289,500
       5,000  Carpenter Technology Corp............        375,850
      27,000  Fording Canadian Coal Trust..........      1,049,962
      50,000  Freeport-McMoRan Copper & Gold Inc.        5,122,000
     195,000  Newmont Mining Corp..................      9,521,850
       3,000  Patriot Coal Corp.+..................        125,220
      30,000  Peabody Energy Corp..................      1,849,200
                                                    --------------
                                                        21,333,582
                                                    --------------
              PUBLISHING -- 0.7%
       5,000  Idearc Inc...........................         87,800
      22,100  Lee Enterprises Inc..................        323,765
      25,000  McClatchy Co., Cl. A.................        313,000
       6,016  News Corp., Cl. B....................        127,840
      90,000  PagesJaunes Groupe SA................      1,804,026
         406  Seat Pagine Gialle SpA...............            161
      65,000  The E.W. Scripps Co., Cl. A..........      2,925,650
      34,000  The McGraw-Hill Companies Inc........      1,489,540
      25,000  The New York Times Co., Cl. A........        438,250
       1,200  The Washington Post Co., Cl. B.......        949,716
       1,300  Value Line Inc.......................         52,338
                                                    --------------
                                                         8,512,086
                                                    --------------
              REAL ESTATE -- 0.0%
       7,000  Griffin Land & Nurseries Inc.........        255,500
                                                    --------------
              RETAIL -- 4.7%
      60,000  Copart Inc.+.........................      2,553,000
     200,000  Costco Wholesale Corp................     13,952,000
     320,000  CVS Caremark Corp....................     12,720,000
       5,000  Ingles Markets Inc., Cl. A...........        126,950
       5,000  Macy's Inc...........................        129,350
     150,000  Safeway Inc..........................      5,131,500
         500  Sears Holdings Corp.+................         51,025
     100,000  SUPERVALU Inc........................      3,752,000
     110,000  The Great Atlantic & Pacific
                Tea Co. Inc.+ .....................      3,446,300
      30,000  The Home Depot Inc...................        808,200
      40,000  Tractor Supply Co.+..................      1,437,600
     210,000  Wal-Mart Stores Inc..................      9,981,300
      68,000  Walgreen Co..........................      2,589,440
      10,000  Weis Markets Inc.....................        399,400
      55,000  Whole Foods Market Inc...............      2,244,000
                                                    --------------
                                                        59,322,065
                                                    --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 1.7%
      44,000  Albemarle Corp....................... $    1,815,000
         437  Arkema, ADR+.........................         28,842
      32,000  Ashland Inc..........................      1,517,760
     205,200  Chemtura Corp........................      1,600,560
      70,000  E.I. du Pont de Nemours & Co.........      3,086,300
     120,000  Ferro Corp...........................      2,487,600
       2,000  FMC Corp.............................        109,100
     100,000  Hercules Inc.........................      1,935,000
      70,000  International Flavors & Fragrances Inc.    3,369,100
       3,500  NewMarket Corp.......................        194,915
     100,000  Omnova Solutions Inc.+...............        441,000
       4,000  Quaker Chemical Corp.................         87,880
      60,000  Sensient Technologies Corp...........      1,696,800
      90,000  The Dow Chemical Co..................      3,547,800
       2,542  Tronox Inc., Cl. B...................         21,988
       4,000  Zep Inc.+............................         55,480
                                                    --------------
                                                        21,995,125
                                                    --------------
              TELECOMMUNICATIONS -- 3.7%
     280,000  AT&T Inc.............................     11,636,800
     200,000  BCE Inc..............................      7,948,000
       4,495  Bell Aliant Regional Communications
                Income Fund (a)(b) ................        132,288
     200,000  BT Group plc.........................      1,085,874
      30,000  BT Group plc, ADR....................      1,617,600
     140,000  Cable & Wireless plc.................        518,353
      10,000  CenturyTel Inc.......................        414,600
     300,000  Cincinnati Bell Inc.+................      1,425,000
     270,000  Deutsche Telekom AG, ADR.............      5,850,900
      10,000  Embarq Corp..........................        495,300
      15,000  France Telecom SA, ADR...............        534,450
     140,000  Qwest Communications International Inc.+     981,400
     250,000  Sprint Nextel Corp...................      3,282,500
       3,300  Telecom Italia SpA, ADR..............        101,772
       8,195  Telefonica SA, ADR...................        799,750
      12,000  TELUS Corp...........................        601,125
      17,000  TELUS Corp., Non-Voting, ADR.........        820,420
     180,000  Verizon Communications Inc...........      7,864,200
       5,000  Windstream Corp......................         65,100
                                                    --------------
                                                        46,175,432
                                                    --------------
              TRANSPORTATION -- 0.3%
     100,000  GATX Corp............................      3,668,000
                                                    --------------
              WIRELESS COMMUNICATIONS -- 0.3%
       2,600  NTT DoCoMo Inc.......................      4,328,873
                                                    --------------
              TOTAL COMMON STOCKS..................  1,155,798,805
                                                    --------------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100  Lucent Technologies Capital Trust I,
                7.750% Cv. Pfd. ................... $      888,822
                                                    --------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
         300  El Paso Corp.,
                4.990% Cv. Pfd. (b) ...............        423,325
                                                    --------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International Group Inc.,
                7.250% Cv. Pfd.+ ..................        105,000
                                                    --------------
              TELECOMMUNICATIONS -- 0.1%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ...........      1,376,100
                                                    --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS ..      2,793,247
                                                    --------------
              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
         330  Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+ ..........            330
         330  Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+...........            330
                                                    --------------
                                                               660
                                                    --------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                expire 08/14/08+ (a)(c) ...........         40,816
       3,625  WHX Corp., expire 02/28/08+..........            181
                                                    --------------
                                                            40,997
                                                    --------------
              ENERGY AND UTILITIES: OIL -- 0.0%
       3,000  WesternZagros Resources Ltd.,
                expire 01/18/08+ ..................            456
                                                    --------------
              TOTAL WARRANTS.......................         42,113
                                                    --------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 1.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $  800,000  Standard Motor Products Inc.,
                Sub. Deb. Cv., 6.750%, 07/15/09....        766,000
                                                    --------------
              BROADCASTING -- 0.2%
     350,000  Sinclair Broadcast Group Inc.,
                Cv. (STEP),
                4.875%, 07/15/18 ..................        321,563
   2,200,000  Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ..................      2,024,000
     100,000  Young Broadcasting Inc., Sub. Deb.,
                10.000%, 03/01/11 .................         78,625
                                                    --------------
                                                         2,424,188
                                                    --------------
              BUSINESS SERVICES -- 0.0%
     100,000  BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a) .............              0
     470,162  GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(c) ...........        322,669
                                                    --------------
                                                           322,669
                                                    --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

  PRINCIPAL                                             MARKET
   AMOUNT                                               VALUE
   ------                                               -----

              CORPORATE BONDS (CONTINUED)
              COMMUNICATIONS EQUIPMENT -- 0.5%
 $ 4,000,000  Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09................... $    4,055,000
   2,625,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ..................      2,588,906
                                                    --------------
                                                         6,643,906
                                                    --------------
              RETAIL -- 0.4%
   4,000,000  The Great Atlantic & Pacific Tea
                Co. Inc., Cv.,
                5.125%, 06/15/11 ..................      4,280,000
                                                    --------------
              TELECOMMUNICATIONS -- 0.0%
     200,000  Williams Communications
                Group Inc., Escrow,
                10.875%, 10/01/09+ (a) ............              0
                                                    --------------
              TOTAL CORPORATE BONDS................     14,436,763
                                                    --------------
              U.S. GOVERNMENT OBLIGATIONS -- 6.9%
  87,322,000  U.S. Treasury Bills,
                2.487% to 4.148%++,
                01/03/08 to 06/12/08 ..............     86,771,842
                                                    --------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $1,006,021,301) ............. $1,259,842,770
                                                    ==============
              Aggregate book cost.................. $1,006,021,301
                                                    ==============
              Gross unrealized appreciation........ $  306,873,213
              Gross unrealized depreciation........    (53,051,744)
                                                    --------------
              Net unrealized appreciation
                (depreciation) .................... $  253,821,469
                                                    ==============

----------------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $500,723 or 0.04% of total investments.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $555,613 or 0.04% of total investments.
(c) At December 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $363,485 or 0.03% of total investments, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                            12/31/07
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION  ACQUISITION    VALUE
  AMOUNT     ISSUER                            DATE          COST      PER UNIT
  ------     ------                            ----          ----      --------
 $470,162    GP Strategies Corp., Sub. Deb.,
               6.00%, 08/14/08...............08/08/03      $320,860    $68.6293
  379,703    National Patent Development
               Corp., Warrants,
               expire 08/14/08...............11/24/04          0.00      0.1075
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
STEP Step coupon bond. The rate disclosed is that in effect at December 31, 2007.





               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

THE GABELLI EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
================================================================================

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at December 31, 2007 are as follows:

         NOTIONAL                  EQUITY SECURITY                INTEREST RATE/         TERMINATION   NET UNREALIZED
          AMOUNT                      RECEIVED                 EQUITY SECURITY PAID         DATE        DEPRECIATION
          ------                      --------                 --------------------         ----        ------------
                                     Market Value        Overnight LIBOR plus 40 bps plus
                                   Appreciation on:       Market Value Depreciation on:
 $291,137 (140,000 Shares)          Rank Group plc                Rank Group plc           05/15/08       $(37,464)

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                   Robert J. Morrissey
CHAIRMAN AND CHIEF                      ATTORNEY-AT-LAW
EXECUTIVE OFFICER                       MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                     Anthony R. Pustorino
ATTORNEY-AT-LAW                         CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.               PROFESSOR EMERITUS
                                        PACE UNIVERSITY

Vincent D. Enright                      Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT            CHAIRMAN
AND CHIEF FINANCIAL OFFICER             BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.

John D. Gabelli                         Salvatore J. Zizza
SENIOR VICE PRESIDENT                   CHAIRMAN
GABELLI & COMPANY, INC.                 ZIZZA & CO., LTD.


                                    OFFICERS

Bruce N. Alpert                         James E. McKee
PRESIDENT                               SECRETARY

Agnes Mullady                           Peter D. Goldstein
TREASURER                               CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB444Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



THE
GABELLI
EQUITY
INCOME
FUND





                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2007

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                            FIRST QUARTER REPORT (A)
                               DECEMBER 31, 2007


TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2007, The Gabelli Woodland Small Cap Value Fund (the "Fund") declined (4.71)% while the Russell 2000 Index declined (4.58)%.

     Enclosed is the investment portfolio as of December 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)(B)
             -------------------------------------------------------

                                                                                                     Since
                                                             Six                                   Inception
                                                 Quarter    Months    1 Year    3 Year    5 Year   (12/31/02)
                                                 -------    ------    ------    ------    ------   ----------
GABELLI WOODLAND SMALL CAP VALUE FUND
  CLASS AAA ................................      (4.71)%   (4.17)%    3.32%     6.82%    12.15%     12.15%
Russell 2000 Index..........................      (4.58)    (7.53)    (1.57)     6.80     16.25      16.25
S&P 500 Index...............................      (3.33)    (1.37)     5.49      8.61     12.82      12.82
Value Line Composite Index..................      (5.06)    (7.65)     1.30      7.77     16.78      16.78
Class A.....................................      (4.66)    (4.13)     3.49      6.92     12.22      12.22
                                                 (10.14)(c) (9.65)(c) (2.46)(c)  4.83(c)  10.90(c)   10.90(c)
Class B.....................................      (4.88)    (4.50)     2.17      5.89     11.92      11.92
                                                  (9.64)(d) (9.28)(d) (2.83)(d)  4.99(d)  11.66(d)   11.66
Class C.....................................      (4.79)    (4.40)     2.63      6.11     11.43      11.43
                                                  (5.75)(e) (5.36)(e)  1.63(e)   6.11     11.43      11.43

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, AND C SHARES ARE 2.31%, 2.31%, 3.06%, AND 3.06%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2008 ARE 2.00%, 2.00%, 2.75%, AND 2.75%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              COMMON STOCKS -- 95.2%
              AEROSPACE -- 2.5%
       1,855  Alliant Techsystems Inc.+............     $  211,025
                                                        ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
       4,490  Midas Inc.+..........................         65,824
      10,830  Noble International Ltd...........           176,637
                                                        ----------
                                                           242,461
                                                        ----------
              BUSINESS SERVICES -- 10.2%
       6,090  Deluxe Corp..........................        200,300
      16,280  Edgewater Technology Inc.+...........        118,844
       8,470  Imation Corp.........................        177,870
       6,080  Intermec Inc.+.......................        123,485
       4,220  The Brink's Co.......................        252,103
                                                        ----------
                                                           872,602
                                                        ----------
              COMMUNICATIONS EQUIPMENT -- 0.6%
           1  CommScope Inc.+......................             18
       5,430  Radyne Corp.+........................         49,956
                                                        ----------
                                                            49,974
                                                        ----------
              COMPUTER SOFTWARE AND SERVICES -- 7.9%
       7,300  eResearch Technology Inc.+...........         86,286
      11,500  Furmanite Corp.+.....................        135,700
      27,050  Lawson Software Inc.+................        276,992
      21,530  Tier Technologies Inc., Cl. B+.......        183,005
                                                        ----------
                                                           681,983
                                                        ----------
              CONSUMER PRODUCTS -- 10.7%
       7,770  Alberto-Culver Co....................        190,676
       7,490  Callaway Golf Co.....................        130,551
       3,505  Church & Dwight Co. Inc..............        189,515
      11,180  Kimball International Inc., Cl. B....        153,166
      13,530  Sally Beauty Holdings Inc.+..........        122,446
       4,680  Steinway Musical Instruments Inc.....        129,027
                                                        ----------
                                                           915,381
                                                        ----------
              DIVERSIFIED INDUSTRIAL -- 13.6%
       4,930  Columbus McKinnon Corp.+.............        160,816
       8,060  Griffon Corp.+.......................        100,347
       9,100  Hawk Corp., Cl. A+...................        163,982
       1,690  L.B. Foster Co., Cl. A+..............         87,424
       6,210  LeCroy Corp.+........................         59,678
      35,070  Magnetek Inc.+.......................        150,100
       4,840  OSI Systems Inc.+....................        128,115
       2,020  Pentair Inc..........................         70,316
       3,500  Texas Industries Inc.................        245,350
                                                        ----------
                                                         1,166,128
                                                        ----------
              ENERGY AND UTILITIES -- 4.3%
       2,879  ALLETE Inc...........................        113,951
       3,710  Comstock Resources Inc.+.............        126,140
       5,740  Mariner Energy Inc.+.................        131,331
                                                        ----------
                                                           371,422
                                                        ----------
              ENTERTAINMENT -- 2.1%
       7,170  Discovery Holding Co., Cl. A+........        180,254
                                                        ----------

                                                        MARKET
     SHARES                                             VALUE
     ------                                             -----

              EQUIPMENT AND SUPPLIES -- 7.8%
      23,600  C&D Technologies Inc.+...............     $  155,996
      42,800  FSI International Inc.+..............         77,040
       4,770  Tennant Co...........................        211,263
       4,150  The Toro Co..........................        225,926
                                                        ----------
                                                           670,225
                                                        ----------
              FINANCIAL SERVICES -- 5.4%
       6,690  Franklin Bank Corp.+.................         28,834
       4,950  Hilb Rogal & Hobbs Co................        200,821
       2,830  HMN Financial Inc....................         68,345
      14,700  NewAlliance Bancshares Inc...........        169,344
                                                        ----------
                                                           467,344
                                                        ----------
              FOOD AND BEVERAGE -- 4.8%
      14,320  Del Monte Foods Co...................        135,467
       3,100  PepsiAmericas Inc....................        103,292
      15,260  Triarc Cos. Inc., Cl. A..............        133,220
       4,880  Triarc Cos. Inc., Cl. B..............         42,749
                                                        ----------
                                                           414,728
                                                        ----------
              HEALTH CARE -- 9.6%
       5,210  K-V Pharmaceutical Co., Cl. A+.......        148,693
      15,542  Lifecore Biomedical Inc.+............        224,582
       5,736  SurModics Inc.+......................        311,293
       3,480  West Pharmaceutical Services Inc.....        141,253
                                                        ----------
                                                           825,821
                                                        ----------
              HOTELS AND GAMING -- 3.7%
       5,370  Gaylord Entertainment Co.+...........        217,324
       6,460  Marcus Corp..........................         99,807
                                                        ----------
                                                           317,131
                                                        ----------
              SPECIALTY CHEMICALS -- 8.0%
       5,100  Arch Chemicals Inc...................        187,425
       4,460  FMC Corp.............................        243,293
       6,390  H.B. Fuller Co.......................        143,456
       2,100  NewMarket Corp.......................        116,949
                                                        ----------
                                                           691,123
                                                        ----------
              TELECOMMUNICATIONS -- 1.2%
      11,400  HickoryTech Corp.....................        106,704
                                                        ----------
              TOTAL COMMON STOCKS..................      8,184,306
                                                        ----------
    PRINCIPAL
     AMOUNT
     ------
              U.S. GOVERNMENT OBLIGATIONS -- 4.8%
    $411,000  U.S. Treasury Bills,
                2.487% to 3.188%++,
                01/17/08 to 03/27/08 ..............        409,427
                                                        ----------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $7,796,052) .................     $8,593,733
                                                        ==========
              Aggregate book cost..................     $7,796,052
                                                        ==========
              Gross unrealized appreciation........     $1,601,561
              Gross unrealized depreciation........       (803,880)
                                                        ----------
              Net unrealized appreciation
                (depreciation) ....................     $  797,681
                                                        ==========
------------------
+   Non-income producing security.
++  Represents annualized yield at date of purchase.


               See accompanying notes to schedule of investments.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                   Robert J. Morrissey
CHAIRMAN AND CHIEF                      ATTORNEY-AT-LAW
EXECUTIVE OFFICER                       MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                     Anthony R. Pustorino
ATTORNEY-AT-LAW                         CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.               PROFESSOR EMERITUS
                                        PACE UNIVERSITY

Vincent D. Enright                      Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT            CHAIRMAN
AND CHIEF FINANCIAL OFFICER             BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.

John D. Gabelli                         Salvatore J. Zizza
SENIOR VICE PRESIDENT                   CHAIRMAN
GABELLI & COMPANY, INC.                 ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                 Bruce N. Alpert
PORTFOLIO MANAGER                       PRESIDENT

James E. McKee                          Peter D. Goldstein
SECRETARY                               CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB840Q407SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND





                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  02/29/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  02/29/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date  02/29/08
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.